Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of net deferred tax assets (liabilities)
Allowance for loan losses	$ 8,964	$ 10,372
Other real estate owned	1,521	4,009
Capital losses	26	384
Accrued stock compensation	28	132	150
Federal tax loss carryforward	44,755	42,235
State tax loss carryforward	8,202	8,010
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,162	1,202
Other	990	306
Gross deferred tax assets	67,416	68,239
Less: Valuation allowance	(44,821)	(44,938)
Deferred tax assets net of valuation allowance	22,595	23,301
Depreciation	(1,514)	(1,694)
Deposit base intangible	(538)	(843)
Net unrealized securities gains	(1,972)	(3,287)
Accrued interest and fee income	(620)	(661)
Gross deferred tax liabilities	(4,644)	(6,485)
Net deferred tax assets	$ 17,951	$ 16,816